Indebtedness	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Entity Information [Line Items]
Indebtedness
INDEBTEDNESS

Long-Term Debt

The following table presents our long-term indebtedness:

		June 30,	December 31,
Series	Due	2015	2014
		(In Thousands)
IPL first mortgage bonds (see below):
4.90% (1)	January 2016	$30,000	$30,000
4.90% (1)	January 2016	41,850	41,850
4.90% (1)	January 2016	60,000	60,000
5.40% (2)	August 2017	24,650	24,650
3.875% (1)	August 2021	55,000	55,000
3.875% (1)	August 2021	40,000	40,000
4.55% (1)	December 2024	40,000	40,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	130,000
Unamortized discount – net		(2,898)	(2,940)
Total IPL first mortgage bonds		1,152,402	1,152,360
Total Long-term Debt – IPL		1,152,402	1,152,360
Long-term Debt – IPALCO:
7.25% Senior Secured Notes	April 2016	33,530	400,000
5.00% Senior Secured Notes	May 2018	400,000	400,000
3.45% Senior Secured Notes	July 2020	405,000	—
Unamortized discount – net		(481)	(1,347)
Total Long-term Debt – IPALCO		838,049	798,653
Total Consolidated IPALCO Long-term Debt		1,990,451	1,951,013
Less: Current Portion of Long-term Debt		165,380	—
Net Consolidated IPALCO Long-term Debt		$1,825,071	$1,951,013

(1)	First mortgage bonds are issued to the Indiana Finance Authority, to secure the loan of proceeds from the tax-exempt bonds issued by the Indiana Finance Authority.

(2)	First mortgage bonds are issued to the city of Petersburg, Indiana, to secure the loan proceeds from various tax-exempt instruments issued by the city.

Line of Credit

In May 2014, IPL entered into an amendment and restatement of its 5-year $250 million revolving credit facility (the “Credit Agreement”) with a syndication of banks. This Credit Agreement is an unsecured committed line of credit to be used: (i) to finance capital expenditures; (ii) to refinance indebtedness under the existing credit agreement; (iii) to support working capital; and (iv) for general corporate purposes. This agreement matures on May 6, 2019, and bears interest at variable rates as described in the Credit Agreement. It includes an uncommitted $150 million accordion feature to provide IPL with an option to request an increase in the size of the facility at any time during the term of the agreement, subject to approval by the lenders. Prior to execution, IPL and IPALCO had existing general banking relationships with the parties in this agreement. As of June 30, 2015 and December 31, 2014, IPL had $55.0 million and $0.0 million of outstanding borrowings on the committed line of credit, respectively.

IPL First Mortgage Bonds

IPALCO has classified its outstanding $131.9 million aggregate principal amount of 4.90% IPL first mortgage bonds as short-term indebtedness as they are due January 2016. Management plans to refinance these bonds with new debt. In the event that we are unable to refinance these bonds on acceptable terms, IPL has available borrowing capacity on its revolving credit facility that could be used to satisfy the obligation.

IPALCO's Senior Secured Notes

In June 2015, IPALCO completed the sale of the 2020 IPALCO Notes pursuant to Rule 144A and Regulation S under the Securities Act of 1933, as amended. The 2020 IPALCO Notes were issued pursuant to an Indenture dated June 25, 2015, by and between IPALCO and U.S. Bank, National Association, as trustee. The 2020 IPALCO Notes were priced to the public at 99.929% of the principal amount. Net proceeds to IPALCO were approximately $399.5 million after deducting underwriting costs and estimated offering expenses. These costs are being amortized to the maturity date using the effective interest method. We used the net proceeds from this offering to fund the purchase of the 2016 IPALCO Notes validly tendered and pay for a related consent solicitation, to redeem any 2016 IPALCO Notes that remained outstanding after the completion of the tender, and to pay certain related fees, expenses and make-whole premiums. Of the 2016 IPALCO Notes outstanding, $366.5 million were tendered in June 2015. The remainder, $33.5 million, was classified as short-term indebtedness and redeemed in July 2015. An early tender premium was paid related to the tender offer and a redemption premium was paid related to the redemption of the 2016 IPALCO Notes. A loss on early extinguishment of debt of $19.3 million for the 2016 IPALCO Notes tendered in June 2015 is included as a separate line item within Other Income and (Deductions) in the accompanying Unaudited Condensed Consolidated Statements of Operations.

The 2020 IPALCO Notes are secured by IPALCO's pledge of all of the outstanding common stock of IPL. The lien on the pledged shares is shared equally and ratably with IPALCO's existing senior secured notes. IPALCO has entered into a Pledge Agreement Supplement with the Bank of New York Mellon Trust Company, N.A., as Collateral Agent, dated June 25, 2015, to the Pledge Agreement between IPALCO and The Bank of New York Mellon Trust Company, N.A., dated November 14, 2001, as supplemented by a Pledge Agreement Supplement dated April 15, 2008 and a Pledge Agreement Supplement dated May 18, 2011, each by IPALCO in favor of the Collateral Agent. IPALCO has also agreed to register the 2020 IPALCO Notes under the Securities Act by filing an exchange offer registration statement or, under specified circumstances, a shelf registration statement with the SEC pursuant to a Registration Rights Agreement that IPALCO entered into with J.P. Morgan Securities LLC and Morgan Stanley & Co. LLC, as representatives of the initial purchasers of the 2020 IPALCO Notes.

INDEBTEDNESS

Restrictions on Issuance of Debt

All of IPL’s long-term borrowings must first be approved by the IURC and the aggregate amount of IPL’s short-term indebtedness must be approved by the FERC. IPL has approval from FERC to borrow up to $500.0 million of short-term indebtedness outstanding at any time through July 28, 2016. As of December 31, 2014, IPL also has authority from the IURC to, among other things, issue up to $425.0 million in aggregate principal amount of long-term debt (inclusive of $130.0 million of IPL first mortgage bonds issued in June 2014) and refinance up to $171.9 million in existing indebtedness through December 31, 2016, and to have up to $500.0 million of long-term credit agreements and liquidity facilities outstanding at any one time. IPL also has restrictions on the amount of new debt that may be issued due to contractual obligations of AES and by financial covenant restrictions under our existing debt obligations. Under such restrictions, IPL is generally allowed to fully draw the amounts available on its credit facility, refinance existing debt and issue new debt approved by the IURC and issue certain other indebtedness.

Credit Ratings

Our ability to borrow money or to refinance existing indebtedness and the interest rates at which we can borrow money or refinance existing indebtedness are affected by our credit ratings. In addition, the applicable interest rates on IPL’s credit facility (as well as the amount of certain other fees on the credit facility) are dependent upon the credit ratings of IPL. Downgrades in the credit ratings of AES could result in IPL’s and/or IPALCO’s credit ratings being downgraded.

Long-Term Debt

The following table presents our long-term indebtedness:

		December 31,
Series	Due	2014	2013
		(In Thousands)
IPL first mortgage bonds (see below):
4.90% (1)	January 2016	30,000	30,000
4.90% (1)	January 2016	41,850	41,850
4.90% (1)	January 2016	60,000	60,000
5.40% (2)	August 2017	24,650	24,650
3.875% (1)	August 2021	55,000	55,000
3.875% (1)	August 2021	40,000	40,000
4.55% (1)	December 2024	40,000	40,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	—
Unamortized discount – net		(2,940)	(1,339)
Total IPL first mortgage bonds		1,152,360	1,023,961
Total Long-term Debt – IPL		1,152,360	1,023,961
Long-term Debt – IPALCO:
7.25% Senior Secured Notes	April 2016	400,000	400,000
5.00% Senior Secured Notes	May 2018	400,000	400,000
Unamortized discount – net		(1,347)	(2,248)
Total Long-term Debt – IPALCO		798,653	797,752
Total Consolidated IPALCO Long-term Debt		1,951,013	1,821,713
Less: Current Portion of Long-term Debt		—	—
Net Consolidated IPALCO Long-term Debt		$1,951,013	$1,821,713

(1)
First mortgage bonds are issued to the Indiana Finance Authority, to secure the loan of proceeds from the tax-exempt bonds issued by the Indiana Finance Authority.
(2)
First mortgage bonds are issued to the city of Petersburg, Indiana, to secure the loan proceeds from various tax-exempt instruments issued by the city.

IPL First Mortgage Bonds

The mortgage and deed of trust of IPL, together with the supplemental indentures thereto, secure the first mortgage bonds issued by IPL. Pursuant to the terms of the mortgage, substantially all property owned by IPL is subject to a first mortgage lien securing indebtedness of $1,155.3 million as of December 31, 2014. The IPL first mortgage bonds require net earnings as calculated thereunder be at least two and one-half times the annual interest requirements before additional bonds can be authenticated on the basis of property additions. IPL was in compliance with such requirements as of December 31, 2014.

In June 2013, IPL issued $170 million aggregate principal amount of first mortgage bonds, 4.65% Series, due June 2043. Net proceeds from this offering were approximately $167.9 million, after deducting the initial purchasers’ discounts, fees and expenses for the offering payable by IPL. The net proceeds from the offering were used in June of 2013 to finance the redemption of $110 million aggregate principal amount of IPL first mortgage bonds, 6.30% Series, due July 2013, and to pay related fees, expenses and applicable redemption prices. We used all remaining proceeds to finance a portion of our environmental construction program and for other general corporate purposes.

In June 2014, IPL issued $130 million aggregate principal amount of first mortgage bonds, 4.50% Series, due June 2044. Net proceeds from this offering were approximately $126.8 million, after deducting the initial purchasers’ discounts, fees and expenses for the offering payable by IPL. The net proceeds from the offering were used: (i) to finance a portion of IPL’s construction program; (ii) to finance a portion of IPL’s capital costs related to environmental and replacement generation projects; and (iii) for other general corporate purposes.

IPALCO’s Senior Secured Notes

The 2016 IPALCO Notes and 2018 IPALCO Notes are secured by IPALCO’s pledge of all of the outstanding common stock of IPL.

Accounts Receivable Securitization

IPL formed IPL Funding in 1996 as a special-purpose entity to purchase receivables originated by IPL pursuant to a receivables purchase agreement between IPL and IPL Funding. IPL Funding also entered into a sale facility as defined in the Receivables Sale Agreement, which matured as extended on October 24, 2012. At that time, the Purchasers, replaced The Royal Bank of Scotland plc and Windmill Funding Corporation as Agent and Investor, respectively.  On October 20, 2014, Citibank, as the sole Liquidity Provider, and CRC Funding entered into a Transfer Supplement pursuant to which Citibank assigned to CRC Funding, and CRC Funding assumed, all of Citibank’s Commitment and Purchase Interest, and accordingly, CRC Funding is now both the Investor and a Liquidity Provider, referred to as the “Purchaser.” This agreement has been renewed annually and, as such, currently is set to mature on October 19, 2015.

Pursuant to the terms of the Receivables Sale Agreement, the Purchasers agree to purchase from IPL Funding, on a revolving basis, interests in the pool of receivables purchased from IPL up to the lesser of (1) an amount determined pursuant to the sale facility that takes into account certain eligibility requirements and reserves relating to the receivables, or (2) $50.0 million. That amount was $50.0 million as of December 31, 2014 and December 31, 2013. As collections reduce accounts receivable included in the pool, IPL Funding sells ownership interests in additional receivables acquired from IPL to return the ownership interests sold to the maximum amount permitted by the sale facility. IPL Funding is included in the Consolidated Financial Statements of IPALCO.

ASC 860 requires specific disclosures for transfers of financial assets to the extent they are considered material to the financial statements. Taking into consideration the obligation to the Purchasers is treated as debt on IPALCO’s consolidated balance sheet, the following discussion addresses those disclosures that management believes are material to the financial statements.

IPL retains servicing responsibilities in its role as collection agent on the amounts due on the sold receivables. Per the terms of the purchase agreement IPL Funding pays IPL $0.6 million annually in servicing fees.  Also in accordance with the purchase agreement, the receivables are purchased from IPL at a discounted rate of 3.5% as of December 31, 2014, facilitating IPL Funding’s ability to pay its expenses such as the servicing fee described above. No servicing asset or liability is recorded since the servicing fee paid to IPL approximates a market rate. However, the Purchasers assume the risk of collection on the purchased receivables without recourse to IPL in the event of a loss.

The total fees paid to the Purchasers recognized on the sales of receivables were $0.4 million, $0.4 million and $0.6 million for the years ended December 31, 2014, 2013 and 2012, respectively. These amounts were included in Other interest on the Consolidated Statements of Income.
IPL and IPL Funding have indemnified the Purchasers on an after-tax basis for any and all damages, losses, claims, etc., arising out of the facility, subject to certain limitations defined in the Receivables Sale Agreement, in the event that there is a breach of representations and warranties made with respect to the purchased receivables and/or certain other circumstances as described in the Receivables Sale Agreement.

Under the sale facility, if IPL fails to maintain a certain debt-to-capital ratio, it would constitute a “termination event.” As of December 31, 2014, IPL was in compliance with such covenant.

In the event that IPL’s long-term senior unsecured credit rating falls below BBB- at S&P and Baa3 at Moody’s Investors Service, the facility agent has the ability to (i) replace IPL as the collection agent; and (ii) declare a “lock-box” event. Under a lock-box event or a termination event, the facility agent has the ability to require all proceeds of purchased receivables of IPL to be directed to lock‑box accounts within 45 days of notifying IPL. A termination event would also (i) give the facility agent the option to take control of the lock-box account, and (ii) give the Purchasers the option to discontinue the purchase of additional interests in receivables and cause all proceeds of the purchased interests to be used to reduce the Purchaser’s investment and to pay other amounts owed to the Purchasers and the facility agent. This would have the effect of reducing the operating capital available to IPL by the aggregate amount of such purchased interests in receivables ($50 million as of December 31, 2014).

Line of Credit

In May 2014, IPL entered into an amendment and restatement of its 5-year $250.0 million revolving credit facility (the “Credit Agreement”) with a syndication of banks. This Credit Agreement is an unsecured committed line of credit to be used: (i) to finance capital expenditures; (ii) to refinance indebtedness under the existing credit agreement; (iii) to support working capital; and (iv) for general corporate purposes. This agreement matures on May 6, 2019, and bears interest at variable rates as described in the Credit Agreement. It includes an uncommitted $150.0 million accordion feature to provide IPL with an option to request an increase in the size of the facility at any time during the term of the agreement, subject to approval by the lenders. Prior to execution, IPL and IPALCO had existing general banking relationships with the parties in this agreement. As of December 31, 2014 and 2013, IPL had no outstanding borrowings on the committed line of credit.

Debt Maturities

Maturities on long-term indebtedness subsequent to December 31, 2014, are as follows:

Year	Amount
(in Thousands)
2015	$—
2016	531,850
2017	24,650
2018	400,000
2019	—
Thereafter	998,800
Total	$1,955,300

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Indebtedness
INDEBTEDNESS

Long-Term Debt

The following table presents our long-term indebtedness:

		June 30,	December 31,
Series	Due	2015	2014
		(In Thousands)
IPL first mortgage bonds (see below):
4.90% (1)	January 2016	30,000	30,000
4.90% (1)	January 2016	41,850	41,850
4.90% (1)	January 2016	60,000	60,000
5.40% (2)	August 2017	24,650	24,650
3.875% (1)	August 2021	55,000	55,000
3.875% (1)	August 2021	40,000	40,000
4.55% (1)	December 2024	40,000	40,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	130,000
Unamortized discount - net		(2,898)	(2,940)
Total IPL first mortgage bonds		1,152,402	1,152,360
Less: Current Portion of Long-term Debt		131,850	—
Net Consolidated IPL Long-term Debt		$1,020,552	$1,152,360

(1)	First mortgage bonds are issued to the Indiana Finance Authority, to secure the loan of proceeds from the tax-exempt bonds issued by the Indiana Finance Authority.

(2)	First mortgage bonds are issued to the city of Petersburg, Indiana, to secure the loan proceeds from various tax-exempt instruments issued by the city.

Line of Credit

In May 2014, IPL entered into an amendment and restatement of its 5-year $250 million revolving credit facility with a syndication of banks. This Credit Agreement is an unsecured committed line of credit to be used: (i) to finance capital expenditures; (ii) to refinance indebtedness under the existing credit agreement; (iii) to support working capital; and (iv) for general corporate purposes. This agreement matures on May 6, 2019, and bears interest at variable rates as described in the Credit Agreement. It includes an uncommitted $150 million accordion feature to provide IPL with an option to request an increase in the size of the facility at any time during the term of the agreement, subject to approval by the lenders. Prior to execution, IPL had existing general banking relationships with the parties in this agreement. As of June 30, 2015 and December 31, 2014, IPL had $55.0 million and $0.0 million of outstanding borrowings on the committed line of credit, respectively.

IPL First Mortgage Bonds

IPL has classified its outstanding $131.9 million aggregate principal amount of 4.90% IPL first mortgage bonds as short-term indebtedness as they are due January 2016. Management plans to refinance these bonds with new debt. In the event that we are unable to refinance these bonds on acceptable terms, IPL has available borrowing capacity on its revolving credit facility that could be used to satisfy the obligation.

INDEBTEDNESS

Restrictions on Issuance of Debt

All of IPL’s long-term borrowings must first be approved by the IURC and the aggregate amount of IPL’s short-term indebtedness must be approved by the FERC. IPL has approval from FERC to borrow up to $500 million of short-term indebtedness outstanding at any time through July 28, 2016. As of December 31, 2014, IPL also has authority from the IURC to, among other things, issue up to $425 million in aggregate principal amount of long-term debt (inclusive of $130 million of IPL first mortgage bonds issued in June 2014) and refinance up to $171.9 million in existing indebtedness through December 31, 2016, and to have up to $500 million of long-term credit agreements and liquidity facilities outstanding at any one time. IPL also has restrictions on the amount of new debt that may be issued due to contractual obligations of AES and by financial covenant restrictions under our existing debt obligations. Under such restrictions, IPL is generally allowed to fully draw the amounts available on its credit facility, refinance existing debt and issue new debt approved by the IURC and issue certain other indebtedness.

Credit Ratings

Our ability to borrow money or to refinance existing indebtedness and the interest rates at which we can borrow money or refinance existing indebtedness are affected by our credit ratings. In addition, the applicable interest rates on IPL’s credit facility (as well as the amount of certain other fees on the credit facility) are dependent upon the credit ratings of IPL. Downgrades in the credit ratings of AES and/or IPALCO could result in IPL’s credit ratings being downgraded.

Long-Term Debt

The following table presents our long-term indebtedness:

		December 31,
Series	Due	2014	2013
		(In Thousands)
IPL first mortgage bonds (see below):
4.90% (1)	January 2016	30,000	30,000
4.90% (1)	January 2016	41,850	41,850
4.90% (1)	January 2016	60,000	60,000
5.40% (2)	August 2017	24,650	24,650
3.875% (1)	August 2021	55,000	55,000
3.875% (1)	August 2021	40,000	40,000
4.55% (1)	December 2024	40,000	40,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	—
Unamortized discount – net		(2,940)	(1,339)
Total IPL first mortgage bonds		1,152,360	1,023,961
Less: Current Portion of Long-term Debt		—	—
Net Consolidated IPL Long-term Debt		1,152,360	1,023,961

(1)	First mortgage bonds are issued to the Indiana Finance Authority, to secure the loan of proceeds from the tax-exempt bonds issued by the Indiana Finance Authority.

(2)	First mortgage bonds are issued to the city of Petersburg, Indiana, to secure the loan of proceeds from various tax-exempt instruments issued by the city.

IPL First Mortgage Bonds

The mortgage and deed of trust of IPL, together with the supplemental indentures thereto, secure the first mortgage bonds issued by IPL. Pursuant to the terms of the mortgage, substantially all property owned by IPL is subject to a first mortgage lien securing indebtedness of $1,155.3 million as of December 31, 2014. The IPL first mortgage bonds require net earnings as calculated thereunder be at least two and one-half times the annual interest requirements before additional bonds can be authenticated on the basis of property additions. IPL was in compliance with such requirements as of December 31, 2014.

In June 2013, IPL issued $170 million aggregate principal amount of first mortgage bonds, 4.65% Series, due June 2043. Net proceeds from this offering were approximately $167.9 million, after deducting the initial purchasers’ discounts, fees and expenses for the offering payable by IPL. The net proceeds from the offering were used in June of 2013 to finance the redemption of $110 million aggregate principal amount of IPL first mortgage bonds, 6.30% Series, due July 2013, and to pay related fees, expenses and applicable redemption prices. We used all remaining proceeds to finance a portion of our environmental construction program and for other general corporate purposes.

In June 2014, IPL issued $130 million aggregate principal amount of first mortgage bonds, 4.50% Series, due June 2044. Net proceeds from this offering were approximately $126.8 million, after deducting the initial purchasers’ discounts, fees and expenses for the offering payable by IPL. The net proceeds from the offering were used: (i) to finance a portion of IPL’s construction program; (ii) to finance a portion of IPL’s capital costs related to environmental and replacement generation projects; and (iii) for other general corporate purposes.

Accounts Receivable Securitization

IPL formed IPL Funding in 1996 as a special-purpose entity to purchase receivables originated by IPL pursuant to a receivables purchase agreement between IPL and IPL Funding. IPL Funding also entered into a sale facility as defined in the Receivables Sale Agreement, which matured as extended on October 24, 2012. At that time, the Purchasers, replaced The Royal Bank of Scotland plc and Windmill Funding Corporation as Agent and Investor, respectively.  On October 20, 2014, Citibank, as the sole Liquidity Provider, and CRC Funding entered into a Transfer Supplement pursuant to which Citibank assigned to CRC Funding, and CRC Funding assumed, all of Citibank’s Commitment and Purchase Interest, and accordingly, CRC Funding is now both the Investor and a Liquidity Provider, referred to as the “Purchaser.” This agreement has been renewed annually and, as such, currently is set to mature on October 19, 2015.

Pursuant to the terms of the Receivables Sale Agreement, the “Purchasers agree to purchase from IPL Funding, on a revolving basis, interests in the pool of receivables purchased from IPL up to the lesser of (1) an amount determined pursuant to the sale facility that takes into account certain eligibility requirements and reserves relating to the receivables, or (2) $50 million. That amount was $50 million as of December 31, 2014 and December 31, 2013. As collections reduce accounts receivable included in the pool, IPL Funding sells ownership interests in additional receivables acquired from IPL to return the ownership interests sold to the maximum amount permitted by the sale facility. IPL Funding is included in the Consolidated Financial Statements of IPL.

ASC 860 requires specific disclosures for transfers of financial assets to the extent they are considered material to the financial statements. Taking into consideration the obligation to the Purchasers is treated as debt on IPALCO’s consolidated balance sheet, the following discussion addresses those disclosures that management believes are material to the financial statements.

IPL retains servicing responsibilities in its role as collection agent on the amounts due on the sold receivables. Per the terms of the purchase agreement IPL Funding pays IPL $0.6 million annually in servicing fees.  Also in accordance with the purchase agreement, the receivables are purchased from IPL at a discounted rate of 3.5% as of December 31, 2014, facilitating IPL Funding’s ability to pay its expenses such as the servicing fee described above. No servicing asset or liability is recorded since the servicing fee paid to IPL approximates a market rate. However, the Purchasers assume the risk of collection on the purchased receivables without recourse to IPL in the event of a loss.

The total fees paid to the Purchasers recognized on the sales of receivables were $0.4 million, $0.4 million and $0.6 million for the years ended December 31, 2014, 2013 and 2012, respectively. These amounts were included in Other interest on the Consolidated Statements of Income.

IPL and IPL Funding have indemnified the Purchasers on an after-tax basis for any and all damages, losses, claims, etc., arising out of the facility, subject to certain limitations defined in the Receivables Sale Agreement, in the event that there is a breach of representations and warranties made with respect to the purchased receivables and/or certain other circumstances as described in the Receivables Sale Agreement.

Under the sale facility, if IPL fails to maintain a certain debt-to-capital ratio, it would constitute a “termination event.” As of December 31, 2014, IPL was in compliance with such covenant.

In the event that IPL’s long-term senior unsecured credit rating falls below BBB- at S&P and Baa3 at Moody’s Investors Service, the facility agent has the ability to (i) replace IPL as the collection agent; and (ii) declare a “lock-box” event. Under a lock-box event or a termination event, the facility agent has the ability to require all proceeds of purchased receivables of IPL to be directed to lock‑box accounts within 45 days of notifying IPL. A termination event would also (i) give the facility agent the option to take control of the lock-box account, and (ii) give the Purchasers the option to discontinue the purchase of additional interests in receivables and cause all proceeds of the purchased interests to be used to reduce the Purchaser’s investment and to pay other amounts owed to the Purchasers and the facility agent. This would have the effect of reducing the operating capital available to IPL by the aggregate amount of such purchased interests in receivables ($50 million as of December 31, 2014).

Line of Credit

In May 2014, IPL entered into an amendment and restatement of its 5-year $250 million revolving credit facility (the “Credit Agreement”) with a syndication of banks. This Credit Agreement is an unsecured committed line of credit to be used: (i) to finance capital expenditures; (ii) to refinance indebtedness under the existing credit agreement; (iii) to support working capital; and (iv) for general corporate purposes. This agreement matures on May 6, 2019, and bears interest at variable rates as described in the Credit Agreement. It includes an uncommitted $150 million accordion feature to provide IPL with an option to request an increase in the size of the facility at any time during the term of the agreement, subject to approval by the lenders. Prior to execution, IPL had existing general banking relationships with the parties in this agreement. As of December 31, 2014 and 2013, IPL had no outstanding borrowings on the committed line of credit.

Debt Maturities

Maturities on long-term indebtedness subsequent to December 31, 2014, are as follows:

Year	Amount
(In Thousands)
2015	$—
2016	131,850
2017	24,650
2018	—
2019	—
Thereafter	998,800
Total	$1,155,300